KEMPER EQUITY FUNDS -- VALUE STYLE
                            SUPPLEMENT TO PROSPECTUS
                             DATED FEBRUARY 1, 1999
                                ------------------
                                 CLASS I SHARES
                                ------------------

                             Kemper Contrarian Fund
                      Kemper-Dreman High Return Equity Fund
                           Kemper Small Cap Value Fund

The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify for which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a fund on behalf of each trust; and (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund; and (6) investment companies managed by Scudder Kemper that invest primarily in other investment companies. Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the funds, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.

The primary distinctions among the classes of each fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to

February 1, 1999

Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

PAST PERFORMANCE

The charts and tables contained in the accompanying prospectus provide some indication of the risks of investing in the funds by illustrating how the funds have performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance. Additional financial information for those funds which currently have Class I shares outstanding is set forth below.

Average Annual Total Returns -- Class I shares

                                                                      Inception
For periods ended December 31, 1998        One Year   Life of Class    of Class
-----------------------------------        --------   -------------   ---------

Kemper-Dreman High Return Equity Fund       12.54%       26.98%        11/1/95
Kemper Small Cap Value Fund                (12.28)%      13.32%       10/31/95
S&P 500 Stock Index                         28.60%       29.06%       10/31/95

The Standard & Poor's 500 Composite Stock Price Index is a commonly recognized unmanaged measure of 500 widely held common stocks. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

Fee and Expense information

This information if designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the funds.

Shareholder fees: Fees paid directly from your investment.


                                            Maximum             Maximum         Maximum
                                             Sales             Deferred         Sales
                                             Charge             Sales            Charge
                                             (Load)             Charge           (Load)
                                           Imposed on         (Load) (as        Imposed on
                                           Purchases            a % of          Reinvested
                                           (as a % of         redemption        Dividends/
                                         offering price)       proceeds)        Distributions    Redemption Fee  Exchange Fee
                                         ---------------       ---------        -------------    --------------  ------------


Kemper Contrarian Fund                        None               None               None            None            None
Kemper-Dreman High Return Equity Fund         None               None               None            None            None
Kemper Small Cap Value Fund                   None               None               None            None            None

Annual fund operating expenses: Expenses that are deducted from fund assets.


                                                                                         Total Annual
                                                                                             Fund
                                                   Management  Distribution     Other      Operating
                                                      Fee      (12b-1) Fees     Expenses*  Expenses*
                                                      ---      ------------     ---------  ---------

Kemper Contrarian Fund                               0.75%         None         0.16%      0.91%
Kemper-Dreman High Return Equity Fund                0.68%         None         0.08%      0.76%
Kemper Small Cap Value Fund                          0.72%         None         0.14%      0.86%

-----------
* Estimated for Kemper Contrarian Fund since no Class I shares were issued as of the respective fiscal year end.

Example

This example is to help you compare the cost of investing in a fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and returns vary from year to year, and may be higher or lower than those shown.


Fees and expenses if you sold shares after:
                                                   1 Year   3 Years   5 Years   10 Years
                                                   ------   -------   -------   --------
 Kemper Contrarian Fund                              $93      $290     $504     $1,120
 Kemper-Dreman High Return Equity Fund               $78      $243     $422      $942
 Kemper Small Cap Value Fund                         $88      $274     $477     $1,061

FINANCIAL HIGHLIGHTS

No financial information is presented for Class I shares of Kemper Contrarian Fund since no Class I shares were issued as of the fiscal year end of the fund.


Kemper-Dreman High Return Equity Fund

                                                                       Eleven
                                                                        months
                                                           Year ended   ended     Year
                                                            November   November   ended     Nov. 1 to
                                                              30,        30,     Dec. 31,    Dec. 31,
CLASS I                                                      1998       1997      1996       1995
------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                       $33.51       26.49      21.51     19.90
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       .95         .75        .54       .04
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                           3.76        6.81       5.70      2.03
------------------------------------------------------------------------------------------------------
Total from investment operations                             4.71        7.56       6.24      2.07
------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                    1.01         .48        .53       .06
------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                        1.50         .06        .73       .40
------------------------------------------------------------------------------------------------------
Total dividends                                              2.51         .54       1.26       .46
------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $35.71       33.51      26.49     21.51
------------------------------------------------------------------------------------------------------
Total return (not annualized)                              14.83%       28.71      29.36     10.47
------------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses                                                     .76%         .83        .88       .47
------------------------------------------------------------------------------------------------------
Net investment income                                       2.71%        2.77       2.45      1.99
------------------------------------------------------------------------------------------------------
Other ratios to average net assets
(annualized)
Expenses                                                     .76%         .83        .88       .85
------------------------------------------------------------------------------------------------------
Net investment income                                       2.71%        2.77       2.45      1.61
------------------------------------------------------------------------------------------------------



Kemper Small Cap Value Fund

                                                                       Eleven
                                                                        months
                                                           Year ended   ended     Year
                                                            November   November   ended     Nov. 1 to
                                                              30,        30,     Dec. 31,    Dec. 31,
CLASS I                                                      1998       1997      1996       1995
------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                        $22.08       18.40      14.52     14.25
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        .28         .13        .25        --
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                   (3.53)        3.55       4.13      1.11
------------------------------------------------------------------------------------------------------
Total from investment operations                            (3.25)        3.68       4.38      1.11
------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment                              --          --        .07        --
  income
------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                          .70          --        .43       .84
------------------------------------------------------------------------------------------------------
Total dividends                                                .70          --        .50       .84
------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $18.13       22.08      18.40     14.52
------------------------------------------------------------------------------------------------------
Total return (not annualized)                             (15.14)%       20.00      30.28      8.03
------------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses                                                      .86%         .89        .84       .47
------------------------------------------------------------------------------------------------------
Net investment income                                         .81%         .94       1.34       .28
------------------------------------------------------------------------------------------------------
Other ratios to average net assets
  (annualized)
Expenses                                                      .86%         .89        .84       .90
------------------------------------------------------------------------------------------------------
Net investment income (loss)                                  .81%         .94       1.34     (.15)
------------------------------------------------------------------------------------------------------

SPECIAL FEATURES

Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates and (ii) Class I shares ofany other "Kemper Mutual Fund" listed in the prospectus. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.